Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets allowance for credit loss movement activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial guarantee liabilities and financial guarantee assets
Balance at beginning of the year	¥ 605	¥ 992	¥ 9,045
Reversal	(171)	(387)	(8,053)
Balance at end of the year	¥ 434	¥ 605	¥ 992